Property and Equipment and Investment Properties - Summary of Investment Property (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Jan. 01, 2022 KRW (₩)	[1]
Disclosure of detailed information about investment property [line items]
Carrying amount		₩ 4,109,784			₩ 3,148,340	[1]	₩ 2,514,944
Reconciliation of changes in investment property [abstract]
Beginning		3,148,340	[1]		2,514,944
Changes in investment property [abstract]
Acquisition		1,519,428			1,267,827
Transfers	[2]	(1,890)			(126,816)
Disposal		(431,654)			(567,897)
Depreciation		(48,790)			(38,156)
Others		(75,650)			98,438
Ending		4,109,784		$ 3,183,486	3,148,340	[1]
Acquisition cost
Disclosure of detailed information about investment property [line items]
Carrying amount		4,264,949			3,279,445
Reconciliation of changes in investment property [abstract]
Beginning		3,279,445
Changes in investment property [abstract]
Ending		4,264,949			3,279,445
Accumulated amortization
Disclosure of detailed information about investment property [line items]
Carrying amount		(149,390)			(125,428)
Reconciliation of changes in investment property [abstract]
Beginning		(125,428)
Changes in investment property [abstract]
Ending		(149,390)			(125,428)
Accumulated impairment losses
Disclosure of detailed information about investment property [line items]
Carrying amount		(5,775)			(5,677)
Reconciliation of changes in investment property [abstract]
Beginning		(5,677)
Changes in investment property [abstract]
Ending		(5,775)			(5,677)
Land
Disclosure of detailed information about investment property [line items]
Carrying amount		2,236,544			1,495,529
Reconciliation of changes in investment property [abstract]
Beginning		1,495,529			1,577,353
Changes in investment property [abstract]
Acquisition		1,062,748			387,282
Transfers	[2]	(3,080)			(64,630)
Disposal		(268,800)			(414,335)
Depreciation		0			0
Others		(49,853)			9,859
Ending		2,236,544			1,495,529
Land | Acquisition cost
Disclosure of detailed information about investment property [line items]
Carrying amount		2,237,030			1,496,007
Reconciliation of changes in investment property [abstract]
Beginning		1,496,007
Changes in investment property [abstract]
Ending		2,237,030			1,496,007
Land | Accumulated amortization
Disclosure of detailed information about investment property [line items]
Carrying amount		0			0
Reconciliation of changes in investment property [abstract]
Beginning		0
Changes in investment property [abstract]
Ending		0			0
Land | Accumulated impairment losses
Disclosure of detailed information about investment property [line items]
Carrying amount		(486)			(478)
Reconciliation of changes in investment property [abstract]
Beginning		(478)
Changes in investment property [abstract]
Ending		(486)			(478)
Buildings
Disclosure of detailed information about investment property [line items]
Carrying amount		1,873,240			1,652,811
Reconciliation of changes in investment property [abstract]
Beginning		1,652,811			937,591
Changes in investment property [abstract]
Acquisition		456,680			880,545
Transfers	[2]	1,190			(62,186)
Disposal		(162,854)			(153,562)
Depreciation		(48,790)			(38,156)
Others		(25,797)			88,579
Ending		1,873,240			1,652,811
Buildings | Acquisition cost
Disclosure of detailed information about investment property [line items]
Carrying amount		2,027,919			1,783,438
Reconciliation of changes in investment property [abstract]
Beginning		1,783,438
Changes in investment property [abstract]
Ending		2,027,919			1,783,438
Buildings | Accumulated amortization
Disclosure of detailed information about investment property [line items]
Carrying amount		(149,390)			(125,428)
Reconciliation of changes in investment property [abstract]
Beginning		(125,428)
Changes in investment property [abstract]
Ending		(149,390)			(125,428)
Buildings | Accumulated impairment losses
Disclosure of detailed information about investment property [line items]
Carrying amount		(5,289)			(5,199)
Reconciliation of changes in investment property [abstract]
Beginning		(5,199)
Changes in investment property [abstract]
Ending		₩ (5,289)			₩ (5,199)

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.
[2]	Includes transfers with property and equipment and assets held for sale.